S000006644 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.51%	6.53%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	9.25%	4.69%	5.99%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.83%	2.23%	3.52%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.49%	2.52%	3.59%